Capital Lease Obligations - Additional Information (Detail)	12 Months Ended
Dec. 31, 2014
Minimum
Sale Leaseback Transaction [Line Items]
Purchaser-lessor lease payments period	1 year
Maximum
Sale Leaseback Transaction [Line Items]
Purchaser-lessor lease payments period	4 years